Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about goodwill [Abstract]
Disclosure of detailed information about goodwill
A reconciliation of the changes in the carrying amount of intangible assets is as follows:

	Coal rights	Software and other	Power sale contracts	Intangibles under development	Total
Cost
As at Dec. 31, 2018	185	339	237	46	807
Assets transferred to right-of-use assets on implementation of IFRS 16 (Note 19)	—	(5)	—	—	(5)
Additions	—	—	—	14	14
Acquisition	—	1	—	15	16
Disposals (Note 4(R))	(37)	(1)	—	—	(38)
Change in foreign exchange rates	—	(4)	(1)	(1)	(6)
Transfers	1	48	14	(63)	—
As at Dec. 31, 2019	149	378	250	11	788
Additions	—	—	—	14	14
Acquisition (Note 4(K))	—	—	37	—	37
Disposals	—	(1)	—	—	(1)
Change in foreign exchange rates	—	—	(2)	—	(2)
Transfers	—	35	(16)	(22)	(3)
As at Dec. 31, 2020	149	412	269	3	833

Accumulated amortization
As at Dec. 31, 2018	117	221	96	—	434
Assets transferred to right-of-use assets on implementation of IFRS 16 (Note 19)	—	(3)	—	—	(3)
Amortization	8	31	11	—	50
Disposals (Note 4(R))	(9)	(1)	—	—	(10)
Change in foreign exchange rates	—	(1)	—	—	(1)
Transfers	1	(1)	—	—	—
As at Dec. 31, 2019	117	246	107	—	470
Amortization	8	28	15	—	51
Disposals	—	(1)	—	—	(1)
Transfers	—	(1)	1	—	—
As at Dec. 31, 2020	125	272	123	—	520

Carrying amount
As at Dec. 31, 2018	68	118	141	46	373
As at Dec. 31, 2019	32	132	143	11	318
As at Dec. 31, 2020	24	140	146	3	313
Goodwill acquired through business combinations has been allocated to CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments are as follows:

As at Dec. 31	2020	2019
Hydro	258	258
Wind and Solar	175	176
Energy Marketing	30	30
Total goodwill	463	464